NOTES RECEIVABLE	9 Months Ended
Sep. 30, 2022
Notes Receivable
NOTES RECEIVABLE

8. NOTES RECEIVABLE

	Maturity Date	Rate	Principal	Interest	Accretion	Impairment recovery	Repayments	Balance September 30, 2022	Balance December 31, 2021
Note 1(1)	2023-01-21	0%	$193,764	$-	$11,841	$-	$-	$205,605	$190,170
Note 2(1)	2024-09-22	5%	1,023,904	36,168	20,622	-	-	1,080,694	964,006
Note 3	2022-04-26	8%	-	34,854	-	771,260	(550,000)	256,114	-
Total			$1,217,668	$71,022	$32,463	$771,260	$(550,000)	$1,542,413	$1,154,176

(1)	These notes are denominated in US dollars and are converted to Canadian dollars at the reporting date.

	Current assets	Non-Current assets
Note 1	$205,605	$-
Note 2	-	1,080,694
Note 3	256,114	-
	$461,719	$1,080,694

Note 1 was issued on April 4, 2021, is non-interest bearing and is secured by intellectual property. This note is measured at fair value through profit or loss. Subsequent to September 30, 2022, the parties agreed on an amended maturity date, whereby $34,267 ($25,000 USD) was paid on October 21, 2022, the original maturity date, and the remaining balance will be paid January 21, 2023.

Note 2 was issued on September 9, 2021, bears interest at 5%, is unsecured, and contains a conversion feature upon sale of the recipient. This note is measured at fair value through profit or loss. The fair value was determined based on the price the company paid for this convertible loan which was the investee’s most recent financing.

Note 3 was issued on November 17, 2021 pursuant to letter of intent on an acquisition that the Company is no longer pursuing. The loan is interest bearing at 8% and was due April 26, 2022. At December 31, 2021, management determined that it was unlikely that either the loan would be repaid or the Company would receive some other type of return, therefore, the loan was written down to $nil. During the nine months ended September 30, 2022, the parties agreed on a repayment plan, with $550,000 paid upon execution of the agreement, and the remaining balance will be paid by November 25, 2022.